Acquisitions and Dispositions of Investments in Real Estate - Parking Asset Acquisitions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) ft² a
One W7 Carpark LLC [Member]
Number of space | Pure	765
Property size (Acre) | a	1.21
Retail size (Square Foot) | ft²	18,385
Asset Acquisition, Consideration Transferred | $	$ 32,122
Two2 W7 [Member]
Number of space | Pure	1,625
Property size (Acre) | a	1.84
Retail size (Square Foot) | ft²	0
Asset Acquisition, Consideration Transferred | $	$ 28,314
Two22 Sheridan Bricktown Garage [Member]
Number of space | Pure	555
Property size (Acre) | a	0.64
Retail size (Square Foot) | ft²	15,628
Asset Acquisition, Consideration Transferred | $	$ 17,513
The 322 Streeter Holdco LLC [Member]
Number of space | Pure	1,154
Property size (Acre) | a	2.81
Retail size (Square Foot) | ft²	0
Asset Acquisition, Consideration Transferred | $	$ 38,483
Second Street [Member]
Number of space | Pure	118
Retail size (Square Foot) | ft²	0
Asset Acquisition, Consideration Transferred | $	$ 3,253
Denver 1725 Champa Street Garage, LLC [Member]
Number of space | Pure	450
Property size (Acre) | a	0.72
Retail size (Square Foot) | ft²	0
Asset Acquisition, Consideration Transferred | $	$ 16,274